Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
A reconciliation of the earnings per share is below:

	For the Three Months Ended September 30, 2021	For the Nine Months Ended September 30, 2021
Numerator: Earnings allocable to Redeemable Class A Common Stock
Net Earnings allocable to Redeemable Class A Common Stock	$6,923,842	$4,970,883

Denominator: Weighted Average Share Outstanding, Redeemable Class A Common Stock
Basic and diluted weighted average shares outstanding, Redeemable Class A	34,500,000	29,318,681

Basic and diluted net earnings per share, Redeemable Class A	$0.20	$0.17

Non-Redeemable Class B Common Stock
Numerator: Net Income allocable to Non-Redeemable Net Earnings
Net Income allocable to Non-Redeemable Class B Common Stock	$1,730,961	$1,433,694

Denominator: Weighted Average Non-Redeemable Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B	8,625,000	8,456,044

Basic and diluted net earnings per share, Non-Redeemable Class B	$0.20	$0.17